Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

The Asia Ex Japan Fund

The EAFE Fund

The EAFE Choice Fund

The EAFE Pure Fund

The Emerging Markets Fund

The Global Alpha Equity Fund

The Global Select Equity Fund

The International Concentrated Growth Fund

The International Equity Fund

The International Smaller Companies Fund

The Long Term Global Growth Equity Fund

The Positive Change Equity Fund

The U.S. Equity Growth Fund

(the “Funds”)

Supplement dated September 23, 2019 to the Prospectuses and the Statement of Additional Information (“SAI”), each dated April 30, 2019

Effective as of November 25, 2019, the name of each Fund is changed as follows:

Current Name	New Name
The Asia Ex Japan Fund	Baillie Gifford Asia Ex Japan Fund
The EAFE Fund	Baillie Gifford International Growth Fund
The EAFE Choice Fund	Baillie Gifford EAFE Plus All Cap Fund
The EAFE Pure Fund	Baillie Gifford Developed EAFE All Cap Fund
The Emerging Markets Fund	Baillie Gifford Emerging Markets Equities Fund
The Global Alpha Equity Fund	Baillie Gifford Global Alpha Equities Fund
The Global Select Equity Fund	Baillie Gifford Global Stewardship Equities Fund
The International Concentrated Growth Fund	Baillie Gifford International Concentrated Growth Equities Fund
The International Equity Fund	Baillie Gifford International Alpha Fund
The International Smaller Companies Fund	Baillie Gifford International Smaller Companies Fund
The Long Term Global Growth Equity Fund	Baillie Gifford Long Term Global Growth Fund
The Positive Change Equity Fund	Baillie Gifford Positive Change Equities Fund
The U.S. Equity Growth Fund	Baillie Gifford U.S. Equity Growth Fund

Accordingly, effective as of November 25, 2019, each reference in the Prospectuses and SAI to each Fund’s Current Name is replaced with such Fund’s New Name, as shown in the above table.

In addition, effective as of November 25, 2019, the Prospectuses and SAI are revised as follows:

1.           The second paragraph in the section titled “Principal Investment Strategies” under “Fund Summaries–The International Concentrated Growth Fund” on page 29 of the Class K and Institutional Class Prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  The Fund may invest up to 20% of its net assets in common stocks and other equities of companies located in North America. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”).

2.           The second paragraph in the section titled “Investment Strategies” under “Principal Investment Strategies–The International Concentrated Growth Fund” on page 62 of the Class K and Institutional Class Prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  The Fund may invest up to 20% of its net assets in common stocks and other equities of companies located in North America. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

3.           The second paragraph in the section titled “Principal Investment Strategies” under “Fund Summaries–The EAFE Fund” on page 5 of the Class K and Institutional Class Prospectus and on page 1 of the Class 2-5 Prospectus is deleted in its entirety and replaced with the following:

The Fund invests predominantly in securities issued by companies located in countries outside the U.S., including a range of developed and emerging market countries. The Fund may, however, invest up to 10% of its net assets in common stocks and other equities of companies located in North America. Under normal circumstances, the Fund invests in securities of issuers located in at least three countries outside the U.S. and typically maintains substantial exposure to emerging markets. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”). In selecting companies for investment, the portfolio managers generally consider issuers in both developed and emerging markets.

4.           The second paragraph in the section titled “Investment Strategies” under “Principal Investment Strategies–The EAFE Fund” on page 55 of the Class K and Institutional Class Prospectus and on page 29 of the Class 2-5 Prospectus is deleted in its entirety and replaced with the following:

The Fund invests predominantly in securities issued by companies located in countries outside the U.S., including a range of developed and emerging market countries. The Fund may, however, invest up to 10% of its net assets in common stocks and other equities of companies located in North America. Under normal circumstances, the Fund invests in securities of issuers located in at least three countries outside the U.S. and typically maintains substantial exposure to emerging markets. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs. In selecting companies for investment, the portfolio managers generally consider issuers in both developed and emerging markets. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

5.           The second paragraph in the section titled “Principal Investment Strategies” under “Fund Summaries–The EAFE Pure Fund” on page 13 of the Class K and Institutional Class Prospectus and on page 9 of the Class 2-5 Prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in developed markets in Europe, Australasia and/or the Far East. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”). In selecting companies for investment, the portfolio managers generally consider issuers in developed markets and exclude emerging markets.

6.           The second paragraph in the section titled “Investment Strategies” under “Principal Investment Strategies–The EAFE Pure Fund” on page 57 of the Class K and Institutional Class Prospectus and on page 31 of the Class 2-5 Prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in developed markets in Europe, Australasia and/or the Far East. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs. In selecting companies for investment, the portfolio managers generally consider issuers in developed markets and exclude emerging markets. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

7.           The ninth and tenth paragraphs in the section titled “Investment Strategies” under “Principal Investment Strategies–The Global Select Equity Fund” on page 60 of the Class K and Institutional Class Prospectus are deleted in their entirety and replaced with the following:

In incorporating stewardship in its investment process, the portfolio management team generally performs an environmental, social and governance (“ESG”) analysis on stocks considered for purchase by the Fund. This analysis is supported by bespoke research conducted by analysts from members of the Manager’s dedicated Governance and Sustainability team using a range of different information sources including corporate reports, monitoring services and specialist ESG data providers. This bespoke work is then augmented and compared to an external report assessing companies based on the ten principles of the United Nations Global Compact for business, which cover areas including human rights, labor rights, environmental safeguards and combating bribery and corruption. The Fund generally will not invest in or continue to hold a company which does not pass a qualitative screen based on the company’s performance with respect to these principles. The results of this analysis are reviewed by portfolio managers as part of the discussion of the broader investment case for each current and potential portfolio holding. The portfolio managers will also seek to identify a subset of Fund holdings where the Manager may have the ability to influence company management with respect to stewardship or ESG issues. The Manager may attempt to proactively engage management of these companies on the issues identified.

In addition to the ESG analysis described above, the Fund incorporates a sector-based screen to avoid investments in issuers engaged in certain activities and business lines that the Fund believes are environmentally or socially harmful. The Fund will not invest in any company that derives more than 10 percent of its annual revenues from one or more of the following activities: (a) the production or sale of tobacco, armaments or alcohol; (b) gambling or adult entertainment related activities; and (c) fossil fuel extraction. If the Fund becomes aware that a current holding fails to pass this test, the Fund will seek to dispose of such holding in an orderly manner over a reasonable period of time, taking into account the liquidity of the holding and other market factors.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or the Manager’s ESG assessment of the company, or as appropriate to make other investments or meet redemptions.

8.           The section titled “Non-Fundamental Investment Policies” under “Fund Investments” on page 3 of the SAI is deleted in its entirety and replaced with the following:

Each Fund’s investment objective and policies set forth in the prospectus are non-fundamental policies of such Fund. In addition, each Fund will not invest more than 15% of the value of net assets of the Fund in illiquid securities.

The following non-fundamental policies set forth in the Prospectus are subject to change only upon sixty days’ prior notice to shareholders:

•                 Baillie Gifford Asia Ex Japan Fund

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies located in countries contained in the MSCI All Country Asia Ex Japan Index.

•                 Baillie Gifford EAFE Plus All Cap Fund

Under normal circumstances, the Fund invests at least 85% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in Europe, Australasia, and/or the Far East.

•                 Baillie Gifford Developed EAFE All Cap Fund

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in developed markets in Europe, Australasia, and/or the Far East.

•                 Baillie Gifford Emerging Markets Equities Fund

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in countries contained in the MSCI Emerging Markets Index.

•                 Baillie Gifford Global Alpha Equities Fund

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.

•                 Baillie Gifford Global Stewardship Equities Fund

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.

•                 Baillie Gifford International Concentrated Growth Equities Fund

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.

•                 Baillie Gifford International Alpha Fund

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities.

•                 Baillie Gifford International Smaller Companies Fund

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of smaller companies.

•                 Baillie Gifford Long Term Global Growth Fund

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.

•                 Baillie Gifford Positive Change Equities Fund

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.

•                 Baillie Gifford U.S. Equity Growth Fund

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in the U.S.

Effective immediately, the sections “Annual Fund Operating Expenses” and “Example of Expenses” under “Fund Summaries–The International Concentrated Growth Fund–Fees and Expenses” on page 29 of the Class K and Institutional Class Prospectus are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.57%	0.57%
Distribution (12b-1) Fees	None	None
Other Expenses	0.50%	0.63%
Total Annual Fund Operating Expenses	1.07%	1.20%
Fee Waiver and/or Expense Reimbursement(b)	-0.35%	-0.39%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	0.72%	0.81%
(a) The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the “Manager”).

(b)     The Manager has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2020 to the extent that such Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.72% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement exceed 0.72% for Institutional Class due to sub-accounting expenses of 0.09%.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$74	$83
3 Years	$306	$342
5 Years	$556	$622
10 Years	$1,274	$1,420

Effective immediately, the sections “Annual Fund Operating Expenses” and “Example of Expenses” under “Fund Summaries–The U.S. Equity Growth Fund–Fees and Expenses” on page 50 of the Class K and Institutional Class Prospectus are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.50%	0.50%
Distribution (12b-1) Fees	None	None
Other Expenses	7.25%	6.19%
Total Annual Fund Operating Expenses	7.75%	6.69%
Fee Waiver and/or Expense Reimbursement(b)	-7.10%	-5.95%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	0.65%	0.74%
(a) The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the “Manager”).

(b)                The Manager has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2020 to the extent that such Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.65% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement exceed 0.65% for Institutional Class due to sub-accounting expenses of 0.09%.

(c)                Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the Fund’s current contractual expense limits and will differ from the ratio of net expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended December 31, 2018 and the Fund’s financial highlights related to that fiscal year included in this Prospectus.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$66	$76
3 Years	$1,640	$1,447
5 Years	$3,128	$2,773
10 Years	$6,504	$5,895

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